Basic and Diluted Net Loss Per Ordinary Share	6 Months Ended
Jun. 30, 2024
Basic and Diluted Net Loss Per Ordinary Share [Abstract]
BASIC AND DILUTED NET LOSS PER ORDINARY SHARE

NOTE 8 – BASIC AND DILUTED NET LOSS PER ORDINARY SHARE

The Company follows FASB ASC 260, Earnings Per Share (“ASC 260”), which requires the reporting of both basic and diluted earnings per ordinary share. Earnings per share (“EPS”) is calculated using the weighted average number of ordinary shares outstanding during each period.

Basic earnings per share for both continuing and discontinued operations is computed by dividing net loss from continuing operations and net loss from discontinued operations attributable to ordinary shareholders by the weighted-average number of ordinary shares, including (i) pre-funded warrants to purchase ordinary shares, outstanding for the period because their exercise requires only little or no consideration. (ii) shares held in abeyance because there is no consideration required for delivery of the shares.

Diluted net loss per share for both continuing and discontinued operations is computed by dividing the net loss by the weighted-average number of ordinary shares and dilutive ordinary share equivalents outstanding for the period determined using the treasury-share and if-converted methods, as applicable. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding as inclusion of the potentially dilutive securities would be anti-dilutive.

A reconciliation of net loss available to ordinary shareholders and the number of shares in the calculation of basic and diluted loss per share is as follows (in thousands, except share and per share amounts):

	Six months ended June 30,
	2024	2023

Net loss from continuing operations attributable to ordinary shareholders	4,335	8,203
Net loss from discontinued operations	-	1,317

Weighted-average shares used in computing net loss per share, basic and diluted	398,123,569	208,480,999

Net loss per share from continuing operations, basic and diluted	0.011	0.04

Net loss per share from discontinued operations, basic and diluted	-	0.01

In computing diluted loss per share for the six months ended June 30, 2024 and 2023, no account was taken of the potential dilution that could occur upon the exercise of warrants, options granted under employee stock compensation plans, and contingently issuable shares, amounting to 322,195,110, and 126,450,310 shares outstanding, respectively, since they had an anti-dilutive effect on net loss per share.